Share-based payments (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended			6 Months Ended				12 Months Ended
	Jun. 25, 2023 USD ($)	Apr. 20, 2023 USD ($)	Mar. 30, 2023 USD ($)	Jun. 30, 2023 ILS (₪)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ILS (₪)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expenditure				₪ 0.9	$ 250	₪ 3.4	$ 1,000	₪ 3.8	$ 1,100
Chairman | Restricted Stock Unit (RSU's)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted			$ 87
Term of options granted			12 quarterly installments
Share-based payment expenses					47
Chief Executive Officer | Restricted Stock Unit (RSU's)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted		$ 134
Term of options granted		12 quarterly installments
Share-based payment expenses					$ 87
Employees | Restricted Stock Unit (RSU's)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted	$ 820
Term of options granted	12 quarterly installments
Issuance of restricted share units o fair value	$ 89